Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities
Accrued expenses	[1]	$ 40,655	$ 40,308
Accrued interest		7,072	6,618
Total		$ 47,727	$ 46,926

[1]	As of December 31, 2025, accrued expenses include $9,476 (December 31, 2024: $8,191), which reflects 1.00% commission payable to the commercial manager based on the purchase price of already acquired vessels that has been deferred and will be paid upon request of the commercial manager (see Note 14).